Balance Sheets (USD $)	Sep. 30, 2013	Sep. 30, 2012
Statement of Financial Position [Abstract]
Cash and Cash Equivalents
Investment in Oil Lease	72,094	72,094
Total Current Assets	72,094	72,094
Furniture and Equipment	17,500	17,500
Accumulated Depreciation	(17,500)	(17,500)
Total Property Plant and Equipment
TOTAL ASSETS	72,094	72,094
Accounts Payable and Accrued Liabilities	105,631	117,696
Due to Related Parties	129,498	88,730
TOTAL CURRENT LIABILITIES	235,129	206,426
Total Liablilities	235,129	206,426
Preferred Stock, $0.001 par value, 50,000,000 shares authorized, None issued and outstanding, Common stock, $0.001 par value, 100,000,000 shares, Authorized 35, 600,000 issued and outstanding	35,600	35,600
Additional Paid-In Capital	66,726	63,628
(Deficit) accumulated during the development stage	(265,361)	(233,560)
Total Stockholders' Deficit	163,035	134,332
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 72,094	$ 72,094